CONSOLIDATED BALANCE SHEET (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	551	654
Accounts receivable	1,052	1,094
Inventories	224	248
Other (Note 5)	997	1,114
Total Current Assets	2,824	3,110
Plant, Property and Equipment (Note 6)	33,713	32,467
Equity Investments (Note 9)	5,366	5,077
Goodwill (Note 7)	3,458	3,534
Regulatory Assets (Note 8)	1,629	1,684
Intangible and Other Assets (Note 10)	1,343	1,466
Total Assets	48,333	47,338
Current Liabilities
Notes payable (Note 11)	2,275	1,863
Accounts payable and other (Note 12)	2,344	2,359
Accrued interest	368	365
Current portion of long-term debt (Note 14)	894	935
Total Current Liabilities	5,881	5,522
Regulatory Liabilities (Note 8)	268	297
Other Long-Term Liabilities (Note 13)	882	929
Deferred Income Tax Liabilities (Note 15)	3,953	3,591
Long-Term Debt (Note 14)	18,019	17,724
Junior Subordinated Notes (Note 16)	994	1,016
Total Liabilities	29,997	29,079
EQUITY
Common shares, no par value (Note 18) Issued and outstanding: December 31, 2012 - 705 million shares December 31, 2011 - 704 million shares	12,069	12,011
Preferred shares (Note 19)	1,224	1,224
Additional paid-in capital	379	380
Retained earnings	4,687	4,628
Accumulated other comprehensive loss	(1,448)	(1,449)
Controlling interests	16,911	16,794
Non-controlling interests (Note 17)	1,425	1,465
Total Equity	18,336	18,259
Total Liabilities and Equity	48,333	47,338
Commitments, Contingencies and Guarantees (Note 24)